Schedule of concentration of credit risk (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)		Sep. 30, 2024 CNY (¥)		Sep. 30, 2023 CNY (¥)		Sep. 30, 2025 CNY (¥)
Concentration Risk [Line Items]
Concentration of customers	$ 35,924	¥ 255,740		¥ 9,736,028
Concentration of customers amount	2,068,248			12,677,175				¥ 14,723,857
Customer A [Member]
Concentration Risk [Line Items]
Concentration of customers | $	18,897,973
Concentration of customers amount | $	876,174
Customer B [Member]
Concentration Risk [Line Items]
Concentration of customers | $	8,727,158
Concentration of customers amount | $	489,694
Customer D [Member]
Concentration Risk [Line Items]
Concentration of customers amount | $	446,409
Supplier A [Member]
Concentration Risk [Line Items]
Concentration of suppliers amount | $	3,108,166
Supplier C [Member]
Concentration Risk [Line Items]
Concentration of suppliers amount | $	$ 4,823,361
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration of customers		134,534,671		71,613,185		64,897,071
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration of customers		62,128,639		46,392,100			[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration of customers			[1]		[1]	19,331,103
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration of customers amount				7,055,869				6,237,484
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration of customers amount				4,525,495				3,486,135
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration of customers amount				1,748,863					[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration of customers amount					[1]			¥ 3,177,983
Total Purchases [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration of suppliers amount		22,127,032		16,789,791			[1]
Total Purchases [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration of suppliers amount				15,743,800			[1]
Total Purchases [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration of suppliers amount		34,337,505			[1]		[1]
Total Purchases [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration of suppliers amount					[1]	13,698,898
Total Purchases [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Concentration of suppliers amount					[1]	¥ 12,137,615

[1]	Represents less than 10%